Accumulated Other Comprehensive Income - Schedule of Changes in Accumulated Other Comprehensive (Loss) Income by Component Net of Tax (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Accumulated Other Comprehensive Income (Loss) [Line Items]
Unrealized holding gain (loss) on available-for-sale securities arising during the period, Pretax	$ (551)	$ 1,612	$ (3,195)
Amount reclassified for net gains included in net income, Pretax	(56)	(133)	(159)
Unrealized holding gain (loss) on available-for-sale securities arising during the period, Tax Effect	(50)	651	(1,656)
Amount reclassified for net gains included in net income, Tax Effect	(19)	(45)	(54)
Beginning balance, After-tax	(282)
Other comprehensive income (loss)	(135)	1,174	(3,320)
Ending Balance, After-tax	(417)	(282)
Accumulated Net Unrealized Investment Gain (Loss) [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance, Pretax	(427)	(2,207)
Unrealized holding gain (loss) on available-for-sale securities arising during the period, Pretax	(551)	1,612
Amount reclassified for net gains included in net income, Pretax	(56)	(133)
Amortization of held-to-maturity discount resulting from transfer, Pretax	403	301
Total other comprehensive income (loss), Pretax	(204)	1,780
Ending balance, Pretax	(631)	(427)	(2,207)
Beginning balance, Tax Effect	145	751
Unrealized holding gain (loss) on available-for-sale securities arising during the period, Tax Effect	187	(549)
Amount reclassified for net gains included in net income, Tax Effect	19	45
Amortization of held-to-maturity discount resulting from transfer, Tax Effect	(137)	(102)
Total other comprehensive income (loss), Tax Effect	69	(606)
Ending Balance, Tax Effect	214	145	751
Beginning balance, After-tax	(282)	(1,456)
Unrealized holding gain (loss) on available-for-sale securities arising during the period, After-tax	(364)	1,063
Amount reclassified for net gains included in net income, After-tax	(37)	(88)
Amortization of held-to-maturity discount resulting from transfer, After-tax	266	199
Other comprehensive income (loss)	(135)	1,174
Ending Balance, After-tax	$ (417)	$ (282)	$ (1,456)